Due from Related Parties - Schedule of Due from Related Party (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total due from related party	$ 81,756	$ 76,466
Sheng Ying Xin (Beijing) Film Industry Co., Ltd., [Member]
Total due from related party	46,416	43,412
Beijing ZhipingScience and Technology Development Co., Ltd [Member]
Total due from related party	30,214	28,259
Anytrust Information Technology Co., Ltd [Member]
Total due from related party	$ 5,126	$ 4,795